Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 69,868	¥ 69,158	¥ 65,372	¥ 71,416
Provision (Reversal)	5,070	6,430	12,801	8,899
Allowance of purchased loans during the reporting period	282	2,294	7,862	4,389
Charge-offs	(4,939)	(6,095)	(19,645)	(17,935)
Recoveries	252	90	652	537
Other	(1,727)	(2,784)	1,764	1,787
Ending balance	68,806	69,093	68,806	69,093
Collective (pool) assessment	54,348	51,140	54,348	51,140	¥ 51,759
Individual assessment	14,458	17,953	14,458	17,953	13,613
Consumer | Real estate loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,983	5,648	4,092	5,716
Provision (Reversal)	(83)	80	(133)	80
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(39)	(130)	(183)	(212)
Recoveries	5	7	89	20
Other	0	0	1	1
Ending balance	3,866	5,605	3,866	5,605
Collective (pool) assessment	3,543	5,155	3,543	5,155	3,644
Individual assessment	323	450	323	450	448
Consumer | Real estate loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	606	456	446	455
Provision (Reversal)	(101)	(22)	17	(24)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(6)	0	(6)	0
Recoveries	0	1	1	1
Other	(10)	16	31	19
Ending balance	489	451	489	451
Collective (pool) assessment	466	451	466	451	446
Individual assessment	23	0	23	0	0
Consumer | Card loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,333	9,986	9,022	10,019
Provision (Reversal)	301	301	1,054	529
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(250)	(139)	(700)	(404)
Recoveries	0	2	8	6
Other	2	0	2	0
Ending balance	9,386	10,150	9,386	10,150
Collective (pool) assessment	8,625	9,508	8,625	9,508	8,329
Individual assessment	761	642	761	642	693
Consumer | Other | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	8,927	6,495	7,759	5,204
Provision (Reversal)	1,546	1,209	4,516	3,361
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(925)	(599)	(2,731)	(1,464)
Recoveries	2	2	5	6
Other	(1)	0	0	0
Ending balance	9,549	7,107	9,549	7,107
Collective (pool) assessment	7,091	4,810	7,091	4,810	5,337
Individual assessment	2,458	2,297	2,458	2,297	2,422
Consumer | Other | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,536	1,322	1,889	1,105
Provision (Reversal)	878	330	2,248	616
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(771)	(91)	(1,895)	(297)
Recoveries	180	0	343	0
Other	(196)	(175)	42	(38)
Ending balance	2,627	1,386	2,627	1,386
Collective (pool) assessment	1,684	1,174	1,684	1,174	1,467
Individual assessment	943	212	943	212	422
Corporate | Commercial, industrial and other companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,104	1,323	1,152	1,337
Provision (Reversal)	(52)	(154)	(81)	102
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(23)	(43)	(46)	(320)
Recoveries	3	62	7	69
Other	(1)	0	(1)	0
Ending balance	1,031	1,188	1,031	1,188
Collective (pool) assessment	672	388	672	388	477
Individual assessment	359	800	359	800	675
Corporate | Commercial, industrial and other companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	19,643	20,039	19,132	18,296
Provision (Reversal)	1,213	4,473	1,647	4,587
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(1,920)	(377)	(4,051)	(2,202)
Recoveries	51	2	152	312
Other	(1,054)	(1,687)	1,053	1,457
Ending balance	17,933	22,450	17,933	22,450
Collective (pool) assessment	15,597	14,827	15,597	14,827	16,455
Individual assessment	2,336	7,623	2,336	7,623	2,677
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	226	82	253	81
Provision (Reversal)	71	61	44	62
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Other	1	0	1	0
Ending balance	298	143	298	143
Collective (pool) assessment	298	143	298	143	253
Individual assessment	0	0	0	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,883	1,869	1,494	2,691
Provision (Reversal)	108	(240)	305	(1,184)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(52)	0	(52)	0
Recoveries	0	0	0	0
Other	(100)	(139)	92	(17)
Ending balance	1,839	1,490	1,839	1,490
Collective (pool) assessment	848	562	848	562	560
Individual assessment	991	928	991	928	934
Corporate | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	809	610	777	617
Provision (Reversal)	10	3	33	(18)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	(4)	0
Recoveries	8	8	21	21
Other	1	(1)	1	0
Ending balance	828	620	828	620
Collective (pool) assessment	731	502	731	502	663
Individual assessment	97	118	97	118	114
Corporate | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,021	680	1,007	735
Provision (Reversal)	405	260	337	162
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	(6)	0	(20)
Recoveries	0	0	0	0
Other	(7)	(8)	75	49
Ending balance	1,419	926	1,419	926
Collective (pool) assessment	1,419	926	1,419	926	1,007
Individual assessment	0	0	0	0	0
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,198	1,187	1,148	1,575
Provision (Reversal)	(121)	(24)	(52)	(266)
Allowance of purchased loans during the reporting period	282	2,294	7,862	4,389
Charge-offs	(282)	(2,297)	(7,894)	(4,606)
Recoveries	1	0	2	56
Other	(4)	(4)	8	8
Ending balance	1,074	1,156	1,074	1,156
Collective (pool) assessment	498	553	498	553	541
Individual assessment	576	603	576	603	607
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,809	16,240	15,719	16,303
Provision (Reversal)	815	264	2,532	846
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(598)	(610)	(1,832)	(2,040)
Recoveries	2	2	19	27
Other	(300)	(589)	290	171
Ending balance	16,728	15,307	16,728	15,307
Collective (pool) assessment	12,198	11,587	12,198	11,587	12,032
Individual assessment	4,530	3,720	4,530	3,720	3,687
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	68,078	65,937	63,890	64,134
Provision (Reversal)	4,990	6,541	12,467	8,853
Allowance of purchased loans during the reporting period	282	2,294	7,862	4,389
Charge-offs	(4,866)	(4,292)	(19,394)	(11,565)
Recoveries	252	86	647	518
Other	(1,669)	(2,587)	1,595	1,650
Ending balance	67,067	67,979	67,067	67,979
Collective (pool) assessment	53,670	50,586	53,670	50,586	51,211
Individual assessment	13,397	17,393	13,397	17,393	12,679
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,790	3,221	1,482	7,282
Provision (Reversal)	80	(111)	334	46
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(73)	(1,803)	(251)	(6,370)
Recoveries	0	4	5	19
Other	(58)	(197)	169	137
Ending balance	1,739	1,114	1,739	1,114
Collective (pool) assessment	678	554	678	554	548
Individual assessment	¥ 1,061	¥ 560	¥ 1,061	¥ 560	¥ 934